UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Ergates Capital Management, LLC

Address: 1525-B The Greens Way
         Jacksonville Beach, FL 32250

13F File Number: 028-11836


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason S. Atkins
Title:  Managing Member
Phone:  (904) 543-7230


Signature, Place and Date of Signing:


/s/ Jason S. Atkins         Jacksonville Beach, Florida        May 29, 2009
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:    2

Form 13F Information Table Entry Total:       28
                                         -------------

Form 13F Information Table Value Total:    $157,091
                                         -------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
---   --------------------      ---------------------------------
1.    028-12030                 Ergon Capital LP
2.    028-12032                 Ergon Capital Offshore Fund, Ltd.



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
                                                     FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8
--------------                --------------    ---------  --------  ------------------  ----------    --------  ------------------
                                                            VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP     (X$1000)  PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------                --------------    ---------  --------  -------  ---  ----  ----------    --------  ----  ------  ----
ABB LTD                       SPONSORED ADR     000375204   10831     776947  SH         SHARED-DEFINED   1,2          776947
ALVARION LTD                  SHS               M0861T100    3643    1100478  SH         SHARED-DEFINED   1,2         1100478
AMEDISYS INC                  COM               023436108    1264      45965  SH         SHARED-DEFINED   1,2           45965
BARRICK GOLD CORP             COM               067901108   17782     548500       CALL  SHARED-DEFINED   1,2          548500
BARRICK GOLD CORP             COM               067901108    4897     151041  SH         SHARED-DEFINED   1,2          151041
BARRY R G CORP OHIO           COM               068798107    6639    1108315  SH         SHARED-DEFINED   1,2         1108315
COMMSCOPE INC                 COM               203372107    1733     152595  SH         SHARED-DEFINED   1,2          152595
FIRST SOLAR INC               COM               336433107    5623      42372  SH         SHARED-DEFINED   1,2           42372
HEWLETT PACKARD CO            COM               428236103    6696     208870  SH         SHARED-DEFINED   1,2          208870
LDK SOLAR CO LTD              SPONSORED ADR     50183l107    4693     740264  SH         SHARED-DEFINED   1,2          740264
LINDSAY CORP                  COM               535555106    1879      69591  SH         SHARED-DEFINED   1,2           69591
METTLER TOLEDO INTERNATIONAL  COM               592688105    5136     100053  SH         SHARED-DEFINED   1,2          100053
NCI BUILDING SYS INC          COM               628852105    1087     489482  SH         SHARED-DEFINED   1,2          489482
NETFLIX INC                   COM               64110l106    6432     149862  SH         SHARED-DEFINED   1,2          149862
NEWMONT MINING CORP           COM               651639106    7651     170933  SH         SHARED-DEFINED   1,2          170933
OWENS ILL INC                 COM NEW           690768403    5964     413024  SH         SHARED-DEFINED   1,2          413024
PAN AMERICAN SILVER CORP      COM               697900108    8432     484021  SH         SHARED-DEFINED   1,2          484021
PFIZER INC                    COM               717081103    6940     509547  SH         SHARED-DEFINED   1,2          509547
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297   10067     230673  SH         SHARED-DEFINED   1,2          230673
SAFEWAY INC                   COM NEW           786514208   12114     600000  SH         SHARED-DEFINED   1,2          600000
SALLY BEAUTY HLDGS INC        COM               79546e104     284      50000  SH         SHARED-DEFINED   1,2           50000
SHERWIN WILLIAMS CO           COM               824348106    4759      91567  SH         SHARED-DEFINED   1,2           91567
STARENT NETWORKS CORP         COM               85528p108    5090     322168  SH         SHARED-DEFINED   1,2          322168
SUNPOWER CORP                 COM CL A          867652109     863      36297  SH         SHARED-DEFINED   1,2           36297
UNDER ARMOUR INC              CL A              904311107     987      60075  SH         SHARED-DEFINED   1,2           60075
WYNN RESORTS LTD              COM               983134107    1783      89266  SH         SHARED-DEFINED   1,2           89266
YAMANA GOLD INC               COM               98462Y100    8756     946644  SH         SHARED-DEFINED   1,2          946644
YRC WORLDWIDE INC             COM               984249102    5068    1128750  SH         SHARED-DEFINED   1,2         1128750

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